Taxes on Income (Details Narrative) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Coprporate applicable tax rate	23.00%	23.00%	23.00%
Carryforward tax losses	₪ 105,638
Deferred tax	92,141
Provision for current taxes	₪ 17,708	₪ 10,467	₪ 636